Pension benefits - Funded Status of the Defined Benefit Plan (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Projected defined benefit obligations	$ (16)	$ (16)	$ (40)	$ (37)
Plan assets at market value	11	16	$ 39	$ 33
Funded defined benefit pension obligation	$ (5)	$ 0